Supplement dated September 17, 2020
to the Prospectuses of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Dividend Opportunity Fund (the Fund)	5/1/2020
Effective October 1, 2020, the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" or “Summary of Columbia VP - Dividend Opportunity Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David King, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2018
Yan Jin	Senior Portfolio Manager	Portfolio Manager	2018
Grace Lee, CAIA	Portfolio Manager	Portfolio Manager	October 2020
The rest of the section remains the same.
Effective October 1, 2020, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section or under the caption “Portfolio Management - Portfolio Managers” in the “More Information About Columbia VP - Dividend Opportunity Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David King, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2018
Yan Jin	Senior Portfolio Manager	Portfolio Manager	2018
Grace Lee, CAIA	Portfolio Manager	Portfolio Manager	October 2020
Mr. King joined the Investment Manager in 2010. Mr. King began his investment career in 1983 and earned a B.S. from the University of New Hampshire and an M.B.A. from Harvard Business School.
Mr. Jin joined one of the Columbia Management legacy firms or acquired business lines in 2002. Mr. Jin began his investment career in 1998 and earned a M.A. in economics from North Carolina State University.
Ms. Lee joined the Investment Manager in 2014. Ms. Lee began her investment career in 1996 and earned a bachelor’s degree in political science and economics from Stanford University and an M.B.A. from Harvard Business School.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-345 A (9/20)